Financial structure and financial costs - Interest rate risk sensitivity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sensitivity analysis
Financial liabilities	$ (93,333)	$ (89,295)	$ (90,157)
Financial assets	67,768	72,163	62,452
Fair value, financial liabilities	(94,485)	(90,840)	(91,258)
Fair value, financial assets	67,768	72,163	62,452
Impact of changes in interest rates on the cost of net debt
Cost of net debt	(2,121)	(1,534)	(1,104)
Current portion of non-current debt after swap (excluding capital lease obligations)
Sensitivity analysis
Financial liabilities	(5,027)	(4,646)	(4,614)
Fair value, financial liabilities	(5,027)	(4,645)	(4,614)
Held for trading - Other interest rate swaps
Sensitivity analysis
Carrying amount	(37)	76	33
Estimated fair value	(37)	76	33
Held for trading - Currency swaps and forward exchange contracts
Sensitivity analysis
Carrying amount	(34)	142	(23)
Estimated fair value	(34)	142	(23)
Due after 12 months | Bonds (before swaps)
Sensitivity analysis
Financial liabilities	(34,975)	(36,613)	(36,656)
Fair value, financial liabilities	(36,127)	(38,159)	(37,757)
Due after 12 months | Swaps hedging fixed-rate bonds
Sensitivity analysis
Financial liabilities	(1,880)	(1,082)	(3,651)
Financial assets	613	606	845
Carrying amount	(1,267)	(476)	(2,806)
Fair value, financial liabilities	(1,880)	(1,082)	(3,651)
Fair value, financial assets	613	606	845
Estimated fair value	$ (1,267)	$ (476)	$ (2,806)
Interest rate risk | 10 basis points
Sensitivity analysis
Reasonably possible increase in risk assumption (as a percent)	0.10%	0.10%	0.10%
Reasonably possible decrease in risk assumption (as a percent)	0.10%	0.10%	0.10%
Impact of changes in interest rates on the cost of net debt
Impact on cost of net debt, interest rate increase	$ 29	$ 29	$ 41
Impact on cost of net debt, interest rate decrease	(29)	(29)	(41)
Interest rate risk | 10 basis points | Current portion of non-current debt after swap (excluding capital lease obligations)
Sensitivity analysis
Change in fair value due to interest rate increase		1	5
Change in fair value due to interest rate decrease		(1)	(4)
Interest rate risk | 10 basis points | Held for trading - Other interest rate swaps
Sensitivity analysis
Change in fair value due to interest rate increase	12	12	7
Change in fair value due to interest rate decrease	(12)	(12)	(7)
Interest rate risk | 10 basis points | Held for trading - Currency swaps and forward exchange contracts
Sensitivity analysis
Change in fair value due to interest rate increase		0
Change in fair value due to interest rate decrease		0
Interest rate risk | 10 basis points | Due after 12 months | Bonds (before swaps)
Sensitivity analysis
Change in fair value due to interest rate increase	185	191	221
Change in fair value due to interest rate decrease	(185)	(191)	(221)
Interest rate risk | 10 basis points | Due after 12 months | Swaps hedging fixed-rate bonds
Sensitivity analysis
Change in fair value due to interest rate increase	(59)	(83)	(117)
Change in fair value due to interest rate decrease	$ 59	$ 83	$ 117